Employee Benefit Plan, Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP-43-1301883-004 [ASSP]
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event [Text Block]
NOTE 8. SUBSEQUENT EVENTS

As part of collective bargaining agreements ratified during 2025, certain bargained employees (representing approximately 60% of current plan participants) no longer participate in the AT&T Savings and Security Plan but instead participate in the AT&T Retirement Savings Plan effective January 1, 2026. The participant balances and assets held by these bargained employees, totaling approximately $1,300,000, were transferred from the AT&T Savings and Security Plan into the AT&T Retirement Savings Plan on January 28, 2026.

As part of collective bargaining agreements ratified during 2026, the remaining bargained employees participating in the AT&T Savings and Security Plan will instead participate in the AT&T Retirement Savings Plan effective on October 1, 2026. Subsequent to the effective date the remaining participant balances and assets held by these bargained employees will be transferred from the AT&T Savings and Security Plan into the AT&T Retirement Savings Plan.